REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Nov. 07, 2019	Jul. 03, 2019	Jun. 28, 2021
Subscription price of preferred shares represents percentage of outstanding share capital		24.00%
Holdings percentage of fully-diluted share captial			68.69%
Shares issuable upon the exercise of stock options			500,000
AU10TIX Technologies [Member] | Series A Preferred Stock [Member]
Number of stock issued		3,000,000
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital	7.401%
Subscription price of preferred shares represents percentage of fully-diluted share captial	7.143%	23.077%
Transaction costs	$ 1,513	$ 4,540
Shares issued	1,000,000
Fair value of investment	$ 19,537
AU10TIX Technologies [Member] | Series A-1 Preferred Stock [Member]
Fair value of investment	$ 461
AU10TIX Technologies [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Shares issued	23,622
TPG [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			7.51%
TPG [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Number of Preferred shares subscribed	307,087
Nominal value per share	$ 0.001
Holdings percentage of fully-diluted share captial	23.077%
Oak [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			12.87%
Oak [Member] | Series A Preferred Stock [Member]
Purchase of preferred stock			755,906
GF [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			10.93%
Purchase of preferred stock			1,511,811